Tax credits and grants receivable	12 Months Ended
Nov. 30, 2023
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Tax credits and grants receivable
8.	Tax credits and grants receivable

Balance as at November 30, 2021	$441

Tax credits and grants recognized in net loss	316

Tax credits and grants received	(442)

Effect of change in exchange rate	(16)

Balance as at November 30, 2022	$299

Tax Credit and grants recognized in net loss	$539

Tax credits and grants received	(324)

Effect of change in exchange rate	10

Balance as at November 30, 2023	$524

Tax credits receivable comprise grants receivable, and research and development investment tax credits receivable which relate to eligible research and development expenditures under the applicable tax laws. The amounts recorded as receivables are subject to a government tax audit and the final amounts received may differ from those recorded. There are no unfulfilled conditions or contingencies associated with the government assistance received.
The Company has unused and unrecorded
non-refundable
federal tax credits which may be used to reduce future federal income tax payable and expire as follows:

2024	$438

2025	1,306

2026	1,604

2027	2,209

2028	2,451

2029	1,652

2030	818

2031	572

2032	299

2033	198

2039	185

2040	315

2041	383

2042	657

2043	728

$13,815